Property, plant and equipment (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Depletion and depreciation expense	$ 36,084	$ 31,349
Depletion and depreciation expense capitalized to inventory	1,390	887
Borrowing costs capitalized	$ 0	$ 116
Capitalisation weighted average rate of borrowing costs	5.25%